Commitments and contingencies (Disclosure of commitments and contingencies) (Details)	Dec. 31, 2022 CAD ($)
Disclosure of contingent liabilities [line items]
PBJL Share transfer	$ 677,200
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
PBJL Share transfer	677,200
Over 1 year [Member]
Disclosure of contingent liabilities [line items]
PBJL Share transfer	$ 0